Credit Facilities (Tables)	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Schedule of Debt
The Company’s debt consisted of the following (in thousands):

As of December 31, 2017

Principal borrowings outstanding	$116,620
Less: Debt issuance costs, net of amortization	(583)
Net carrying amount	$116,037